Subsequent Events	6 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	10. Subsequent Events On November 11, 2022, ZYFL (BVI) Limited and ZYIL (BVI) Limited, two subsidiaries of the Company, were incorporated under the laws of British Virgin Islands.